UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2002


Check here if Amendment; Amendment Number:
                                                   --
  This Amendment (Check only one.):     is a restatement.
                                        adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Marvin & Palmer Associates, Inc.
Address:  1201 N. Market Street
          Suite 2300
          Wilmington, Delaware 19801

Form 13F File Number:  28-2633


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen T. Buckley
Title:     Senior Vice President
Phone:     (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley                    Wilmington, Delaware     November 8, 2002
        [Signature]                        [City, State]             [Date]


      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 X 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number     Name

  28-1190                  Frank Russell Co.

FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Table:       91

Form 13F Information Table Value Table:       $721,110
                                              (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number      Name

   1         28-7164                   Bear Stearns Asset Management Inc.

   2         28-6134                   Caterpillar Investment Management Inc.

   3         28-551                    U.S. Bancorp




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
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      Column 1      Column 2      Column 3     Column 4    Column 5      Column 6  Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER   TITLE OF        CUSIP       VALUE     SHRS OR       INVESTMENT   OTHER          VOTING AUTHORITY
                     CLASS                     (x$1000)   SH/PUT/       DISCRETION  MANAGERS  -------------------------------------
                                                          PRN AMT
                                                          PRN CALL                             SOLE     SHARED         NONE

-----------------------------------------------------------------------------------------------------------------------------------

3M Co.                COM         88579Y101     20,599    187,319       Sole                 187,319
-----------------------------------------------------------------------------------------------------------------------------------
3M Co.                COM         88579Y101       187       1,700       Sole                                            1,700
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc             COM         001055102     12,108    394,542       Sole                 394,542
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC Inc             COM         001055102       150       4,900       Sole                                            4,900
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corporation  COM         020002101     10,697    300,900       Sole                 300,900
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corporation  COM         020002101       149       4,200       Sole                                            4,200
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc    COM         035229103     27,661    546,656       Sole                 546,656
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Inc    COM         035229103       349       6,900       Sole                                            6,900
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.          COM         037411105     12,992    218,539       Sole                 218,539
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.          COM         037411105       161       2,700       Sole                                            2,700
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose      COM         038496204       727      49,600       Defined            3  49,600
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose      COM         038496204     4,433     302,400       Sole                 302,400
-----------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose      COM         038496204     4,204     286,800       Sole                                            286,800
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp  COM         060505104     29,630    464,417       Sole                 464,417
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp  COM         060505104       364       5,700       Sole                                            5,700
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          COM         073902108     28,095    498,142       Sole                 498,142
Companies Inc
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns          COM         073902108       271       4,800       Sole                                            4,800
Companies Inc
-----------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond,    COM         075896100     25,227    774,559       Sole                 774,559
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond,    COM         075896100       313       9,600       Sole                                            9,600
Inc.
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.       COM         055482103       187       7,200       Sole                   7,200
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.      COM         149123101     14,082    378,357       Sole                 378,357
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.      COM         149123101        82       2,200       Sole                                            2,200
-----------------------------------------------------------------------------------------------------------------------------------
Choicepoint           COM         170388102     9,999     280,559       Sole                 280,559
-----------------------------------------------------------------------------------------------------------------------------------
Choicepoint           COM         170388102       173       4,866       Sole                                            4,866
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company     COM         191216100     20,763    432,929       Sole                 432,929
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company     COM         191216100       269       5,600       Sole                                            5,600
-----------------------------------------------------------------------------------------------------------------------------------

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      Column 1      Column 2      Column 3     Column 4    Column 5      Column 6  Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER   TITLE OF        CUSIP       VALUE     SHRS OR       INVESTMENT   OTHER          VOTING AUTHORITY
                     CLASS                     (x$1000)   SH/PUT/       DISCRETION  MANAGERS  -------------------------------------
                                                          PRN AMT
                                                          PRN CALL                             SOLE     SHARED         NONE
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.         COM         235851102     21,623    380,350       Sole                 380,350
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.         COM         235851102       256       4,500       Sole                                            4,500
-----------------------------------------------------------------------------------------------------------------------------------
Dell Computer         COM         247025109     22,577    960,300       Sole                 960,300
-----------------------------------------------------------------------------------------------------------------------------------
Dell Computer         COM         247025109       289      12,300       Sole                                            12,300
-----------------------------------------------------------------------------------------------------------------------------------
Ebay Inc              COM         278642103     35,717    676,324       Sole                 676,324
-----------------------------------------------------------------------------------------------------------------------------------
Ebay Inc              COM         278642103       486       9,200       Sole                                            9,200
-----------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.           COM         278865100     10,153    243,301       Sole                 243,301
-----------------------------------------------------------------------------------------------------------------------------------
Ecolab Inc.           COM         278865100       113       2,700       Sole                                            2,700
-----------------------------------------------------------------------------------------------------------------------------------
Electronics Arts      COM         285512109     29,741    450,900       Sole                 450,900
-----------------------------------------------------------------------------------------------------------------------------------
Electronics Arts      COM         285512109       383       5,800       Sole                                            5,800
-----------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment     COM         35138T107     8,722     395,900       Sole                 395,900
Grp., Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment     COM         35138T107       126       5,700       Sole                                            5,700
Grp., Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group   COM         38141G104     9,376     142,000       Sole                 142,000
Inc
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group   COM         38141G104       125       1,900       Sole                                            1,900
Inc
-----------------------------------------------------------------------------------------------------------------------------------
HCA Inc.              COM         404119109     13,407    281,600       Sole                 281,600
-----------------------------------------------------------------------------------------------------------------------------------
HCA Inc.              COM         404119109       138       2,900       Sole                                            2,900
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works   COM         452308109     12,685    217,473       Sole                 217,473
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works   COM         452308109       140       2,400       Sole                                            2,400
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR      ADR         50049M109     1,796      50,700       Defined            1  50,700
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR      ADR         50049M109     19,428    548,358       Sole                 548,358
-----------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank ADR      ADR         50049M109       255       7,200       Sole                                            7,200
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications    COM         502424104     12,371    234,735       Sole                 234,735
Holdings
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications    COM         502424104       195       3,700       Sole                                            3,700
Holdings
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc        COM         524901105     17,214    404,474       Sole                 404,474
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc        COM         524901105       187       4,400       Sole                                            4,400
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers       COM         524908100     14,592    297,500       Sole                 297,500
Holdings Inc
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers       COM         524908100       162       3,300       Sole                                            3,300
Holdings Inc
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A  COM         529771107     18,380    391,064       Sole                 391,064
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl Group A  COM         529771107       221       4,700       Sole                                            4,700
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin       COM         539830109     14,918    230,684       Sole                 230,684
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin       COM         539830109       194       3,000       Sole                                            3,000
Corporation
-----------------------------------------------------------------------------------------------------------------------------------
Longview Fibre        COM         543213102       774     111,500       Sole                 111,500
Company
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies      COM         548661107     19,352    467,441       Sole                 467,441
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies      COM         548661107       199       4,800       Sole                                            4,800
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic             COM         585055106     19,842    471,077       Sole                 471,077
-----------------------------------------------------------------------------------------------------------------------------------
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      Column 1      Column 2      Column 3     Column 4    Column 5      Column 6  Column 7          Column 8
-----------------------------------------------------------------------------------------------------------------------------------
   NAME OF ISSUER   TITLE OF        CUSIP       VALUE     SHRS OR       INVESTMENT   OTHER          VOTING AUTHORITY
                     CLASS                     (x$1000)   SH/PUT/       DISCRETION  MANAGERS  -------------------------------------
                                                          PRN AMT
                                                          PRN CALL                             SOLE     SHARED         NONE
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic             COM         585055106       223       5,300       Sole                                            5,300
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology  COM         595017104     13,251    647,968       Sole                 647,968
Inc
-----------------------------------------------------------------------------------------------------------------------------------
Microchip Technology  COM         595017104       144       7,050       Sole                                            7,050
Inc
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman      COM         666807102     8,385      67,600       Sole                  67,600
Corp
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman      COM         666807102       112         900       Sole                                              900
Corp
-----------------------------------------------------------------------------------------------------------------------------------
Pactiv Corporation    COM         695257105     6,979     424,240       Sole                 424,240
-----------------------------------------------------------------------------------------------------------------------------------
Pactiv Corporation    COM         695257105        79       4,800       Sole                                            4,800
-----------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR             ADR         693483109       352      16,300       Defined            1  16,300
-----------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR             ADR         693483109        73       3,400       Defined            2   3,400
-----------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR             ADR         693483109     12,345    572,037       Sole                 572,037
-----------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR             ADR         693483109     4,616     213,900       Sole                                            213,900
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR         881624209     1,072      16,000       Defined            3  16,000
Ind. ADR
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR         881624209     6,606      98,600       Sole                  98,600
Ind. ADR
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical   ADR         881624209     6,124      91,400       Sole                                            91,400
Ind. ADR
-----------------------------------------------------------------------------------------------------------------------------------
Unionbancal Corp.     COM         908906100     10,213    243,103       Sole                 243,103
-----------------------------------------------------------------------------------------------------------------------------------
Unionbancal Corp.     COM         908906100       122       2,900       Sole                                            2,900
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel B       COM         911312106     19,978    319,500       Sole                 319,500
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel B       COM         911312106       275       4,400       Sole                                            4,400
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group    COM         91324P102     21,262    243,773       Sole                 243,773
-----------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group    COM         91324P102       270       3,100       Sole                                            3,100
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel                ADR         68370R109     1,071      45,200       Defined            3  45,200
Communications ADR
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel                ADR         68370R109     17,815    752,000       Sole                 752,000
Communications ADR
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel                ADR         68370R109     6,195     261,500       Sole                                            261,500
Communications ADR
-----------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc   COM         931142103     25,437    516,585       Sole                 516,585
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Wal Mart Stores Inc   COM         931142103       241       4,900       Sole                                            4,900
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Company   COM         949746101       323       6,700       Sole                                            6,700
-----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Company  COM         962166104     24,221    553,381       Sole                 553,381
-----------------------------------------------------------------------------------------------------------------------------------
Wimm Bill Dann Foods  ADR         97263M109       234      13,700       Defined            3  13,700
OJSC ADR
-----------------------------------------------------------------------------------------------------------------------------------
Wimm Bill Dann Foods  ADR         97263M109     1,647      96,300       Sole                  96,300
OJSC ADR
-----------------------------------------------------------------------------------------------------------------------------------
Wimm Bill Dann Foods  ADR         97263M109     1,436      84,000       Sole                                            84,000
OJSC ADR
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


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